Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of the net deferred tax asset

	In Thousands
	2012	2011
Deferred tax asset:
Federal	$10,177	9,102
State	1,616	1,465

	11,793	10,567

Deferred tax liability:
Federal	(2,947)	(1,726)
State	(603)	(353)

	(3,550)	(2,079)

	$8,243	8,488

Deferred tax assets (liabilities) in which tax effects of significant item that gave rise

	In Thousands
	2012	2011
Financial statement allowance for loan losses in excess of tax allowance	$9,298	8,994
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,474)	(1,019)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	879	773
Writedown of other real estate not deductible for income tax purposes until sold	1,578	800
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Deposit base premium related to acquisition of minority interest	—	(43)
Unrealized gain on securities available-for-sale	(1,596)	(537)
Miscellaneous	38	—

	$8,243	8,488

Summary of components of income tax expense (benefit)

	In Thousands
	Federal	State	Total
2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

2010
Current	$6,991	1,226	8,217
Deferred	(2,065)	(324)	(2,389)

Total	$4,926	902	5,828

Reconciliation of actual income tax expense to the expected tax expense

	In Thousands
	2012	2011	2010
Computed “expected” tax expense	$6,686	5,642	5,051
State income taxes, net of Federal income tax benefit	780	694	587
Tax exempt interest, net of interest expense exclusion	(203)	(199)	(196)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	206	187	194
Earnings on cash surrender value of life insurance	(82)	(21)	(19)
Expenses not deductible for tax purposes	26	24	19
Stock based compensation expense	10	8	7
Other	92	210	185

	$7,515	6,545	5,828